RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Related Party Balances and Transactions
a.	Balances with related parties:

	June 30,	December 31,
	2020	2019
	Unaudited

Trade accounts receivable	126	47
Trade accounts payable	35	115
Controlling shareholder loans (*)	2,885	3,472
(*) See also Note 1(a).

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2020	2019	2020	2019	2019
	Unaudited

Revenues	216	98	123	51	226

Purchases, selling, general and administrative expenses	161	231	81	150	323

Interest from Loans from controlling shareholder	54	31	26	16	121